Related Party Transactions	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions

The consolidated and combined financial statements have been prepared on a stand-alone basis. However, prior to February 9, 2015, they were derived from the consolidated financial statements and accounting records of Orbital ATK.

Allocation of General Corporate Expenses

Prior to February 9, 2015, the consolidated and combined financial statements reflect an allocation of certain costs managed at the Orbital ATK level. These costs had historically been allocated to Vista Outdoor. These costs generally fall into one of the following categories:

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Orbital ATK management and support services – This category includes costs for functions such as acquisition transaction costs, human resources (talent acquisition/compensation), treasury, risk management, internal audit, finance, tax, legal, executive office, business development, government relations, and other administrative support. These costs were allocated to us based on a percentage of sales for all of Orbital ATK or as specifically identified. The consolidated and combined financial statements include Orbital ATK management and support services allocations included within the general and administrative expense totaling $33,593 for the period ending February 9, 2015 and $29,268 for the fiscal year ended March 31, 2014.

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Infrastructure costs – This category includes costs for functions such as information technology support, systems maintenance, and telecommunications. These costs were generally allocated to us using either sales, headcount, or fixed assets. The consolidated and combined statement of operations reflects infrastructure costs allocations included within the general and administrative expense totaling $4,959 for the period ending February 9, 2015 and $4,947 for the fiscal year ended March 31, 2014.

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Orbital ATK-provided benefits – This category includes costs for group medical, dental and vision insurance, 401(k) savings plan, pension and postretirement benefits, and other benefits. These costs were generally allocated to us based on specific identification of the benefits provided to our employees participating in these benefit plans. Medical and dental, including the human resources and finance administration of those plans, are allocated to business units based upon their year-to-date enrolled medical headcount. Postretirement benefits, including the human resources and finance administration of those plans, were allocated based upon member headcount. Pension expense is actuarially determined for individual segments and was identified directly to those segments. The pension expense determined for composite pension segments was further allocated to individual segments using total payroll. The consolidated and combined financial statements include Orbital ATK-provided benefits allocations totaling $48,549 for the period ending February 9, 2015, and $45,605 for the fiscal year ended March 31, 2014.

Management believes that the methods of allocating these costs are reasonable and consistent with past practices.

Related Party Sales and Cost of Sales

Historically, we purchased and sold certain products and services to/from Orbital ATK businesses. Prior to the Spin-Off, purchases of products and services from these affiliated entities, which were recorded at sales price, were $170,783 through February 9, 2015, and $273,246 for the fiscal year ended March 31, 2014. Sales of products and services to these entities were $8,874 through February 9, 2015, and $12,422 for the fiscal year ended March 31, 2014.

Master Transition Services Agreement

We entered into a Master Transition Services Agreement with Orbital ATK, under which each of Orbital ATK or their respective affiliates provided us with certain services, including information technology, financial, procurement, human resource, benefits support and other specified services from Orbital ATK. These services were provided at cost and were completed by March 31, 2016 besides certain tax services described in the Tax Matters Agreement.

Tax Matters Agreement

We entered into a Tax Matters Agreement with Orbital ATK that governs the respective rights, responsibilities and obligations of Vista Outdoor and Orbital ATK after the Spin-Off with respect to tax liabilities and benefits, tax attributes, tax contests and other tax sharing regarding U.S. Federal, state, local and foreign income taxes, other tax matters and related tax returns. We have joint and several liability with Orbital ATK to the IRS for the consolidated U.S. Federal income taxes of the Orbital ATK consolidated group relating to the taxable periods in which we were part of that group. However, the Tax Matters Agreement specifies the portion, if any, of this tax liability for which we bear responsibility, and Orbital ATK agrees to indemnify us against any amounts for which we are not responsible. The Tax Matters Agreement also provides special rules for allocating tax liabilities in the event that the Spin-Off is determined not to be tax-free. The Tax Matters Agreement provides for certain covenants that may restrict the ability to pursue strategic or other transactions that otherwise could maximize the value of the business and may discourage or delay a change of control. For example, unless we (or Orbital ATK, as applicable) were to receive a supplemental private letter ruling from the IRS or an unqualified opinion from a nationally recognized tax advisor, or Orbital ATK were to grant us a waiver, we would be restricted until two years after the Spin-Off is consummated from entering into transactions which would result in an ownership shift in the Company of more than 30% (measured by vote or value) or divestitures of certain businesses or entities which could impact the tax-free nature of the Spin-Off. Though valid as between the parties, the Tax Matters Agreement is not binding on the IRS.